Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vericimetry Funds
Entity Central Index Key	0001524968
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Vericimetry U.S. Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Vericimetry U.S. Small Cap Value Fund
Class Name	Vericimetry U.S. Small Cap Value Fund
Trading Symbol	VYSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Vericimetry U.S. Small Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund such as the prospectus, financial information, and fund holdings at https://www.vericimetry.com/vysvx/fund-information.php. You can also request this information by contacting us at 1-855-755-7550.
Additional Information Phone Number	1-855-755-7550
Additional Information Website	https://www.vericimetry.com/vysvx/fund-information.php
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vericimetry U.S. Small Cap Value Fund	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

In general, the Fund seeks to deliver the long side of the small-value risk premium in U.S. securities through a well-diversified portfolio. The outcomes of this fiscal year demonstrate management’s commitment to the Fund’s mandated strategy and investment philosophy. Returns mentioned in the summary below, for both the Fund and its benchmark, include price appreciation/depreciation and reinvestment of dividends.

For the fiscal year ended September 30, 2025, the Fund had positive returns but underperformed its benchmark, the Russell 2000® Value Index (the “Benchmark”) by 0.74%. The Fund’s annualized return was 7.14%, versus the Benchmark’s 7.88%. For most of the year, the Fund was more than 97% invested and held a well-diversified portfolio of at least 860 equity holdings.

As managers of a U.S. small cap value fund, we face the challenge of maintaining performance versus the benchmark during periods of declining US 10-year Treasury yields. The Fund’s mandate excludes interest rate-sensitive sectors such as Real Estate Investment Trusts (REIT). To address this, we overweight sectors like Homebuilding that tend to correlate with REIT performance, helping offset the impact of our benchmark’s significant REIT allocation, which can be over 12%.

How did the benchmark manage to outperform the Fund by 74 basis points during the 2025 fiscal year? The answer lies entirely in the last quarter, as the Fund outperformed its Benchmark in each of the first three quarters. While the Benchmark’s REIT holdings contributed about 53 basis points in the final quarter, this was not the primary factor. The main driver was the Benchmark’s non-value holdings in Biotechnology and Technology, and significantly its new 35 basis point allocation to Oklo Inc. (OKLO), which rose 123.2% in the quarter despite having no revenues.

Please note that the views and facts in this letter are as of September 30, 2025, and may not necessarily reflect the same views on the date this letter is first published or any date thereafter.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURN
	1 Yr	3 Yr	5 Yr	10 Yr
Vericimetry U.S. Small Cap Value Fund	7.14%	15.17%	18.48%	9.60%
Russell 2000 Value Index	7.88%	13.56%	14.59%	9.23%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 169,520,278
Holdings Count | Holding	946
Advisory Fees Paid, Amount	$ 759,004
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$169,520,278
Total number of portfolio holdings	946
Total advisory fees paid (net)	$759,004
Portfolio turnover rate as of the end of the reporting period	41%

Holdings [Text Block]
TOP TEN HOLDINGS

Mr Cooper Group, Inc.	1.29%
Group 1 Automotive, Inc.	0.79%
TTM Technologies, Inc.	0.77%
SkyWest, Inc.	0.72%
GATX Corp.	0.69%
Taylor Morrison Home Corp.	0.68%
Sanmina Corp.	0.68%
Air Lease Corp.	0.65%
Hancock Whitney Corp.	0.65%
Popular, Inc.	0.64%

ASSET ALLOCATION

SECTOR ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS

Mr Cooper Group, Inc.	1.29%
Group 1 Automotive, Inc.	0.79%
TTM Technologies, Inc.	0.77%
SkyWest, Inc.	0.72%
GATX Corp.	0.69%
Taylor Morrison Home Corp.	0.68%
Sanmina Corp.	0.68%
Air Lease Corp.	0.65%
Hancock Whitney Corp.	0.65%
Popular, Inc.	0.64%